BORROWINGS - Post-Swap Borrowing (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
BORROWINGS
Fixed-rate debt, Amount	$ 29,007	$ 27,414
Floating-rate debt, Amount	16,044	13,480
Long-term debt (including current maturities)	$ 45,052	$ 40,893
Fixed-rate debt, Average Rate (as a percent)	2.73%	3.18%
Floating-rate debt, Average Rate (as a percent)	2.10%	1.59%
Designated as hedging instruments | Interest rate swaps
BORROWINGS
Notional amount	$ 9,138	$ 7,338